FAIR VALUE MEASUREMENTS - Net gain (loss) on change in fair value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Net loss on fair value adjustment	$ (11,873)	$ (23,493)
Public Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Net loss on fair value adjustment	(27,180)	(17,920)
Private Placement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Net loss on fair value adjustment	$ 15,307	$ (5,573)